Note 11 - Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule Of Future Minimum Lease Payments [Table Text Block]
	Capital	Operating	Total
2017	$141	$466	$607
2018	81	395	476
2019	80	305	385
2020	80	140	220
2021	72	93	165
Thereafter	465	-	465
Total minimum lease payments	919	$1,399	$2,318
Less: amounts representing interest	355
Present value of minimum lease payments	564
Less: current portion of obligations under capital leases	112
Long-term portion of obligations under capital leases	$452